Basis of Presentation and Going Concern Condition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Basis of Presentation and Going Concern Condition [Line Items]
Working capital deficit	$ 10,646,000
Net loss	(7,903,394)	$ (16,707,010)
Negative cash flow from operating activities	$ (4,969,205)	$ (6,504,718)